Non-Controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Noncontrolling Interest [Abstract]
Schedule of Equity - Non-Controlling Interest
	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	450,202	685,141
Accumulated losses	(307,497)	(256,268)

	7,500,616	7,786,784

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	685,141	392,832
Accumulated losses	(256,268)	(169,118)

	7,786,784	7,581,625